Derivative financial and operating assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	€ (12)	€ 100	€ 0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Ineffectiveness and discontinued hedges	€ 4	(6)	2
Cash flow hedges | Currency risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	24 months
Cash flow hedges | Commodity price risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	36 months
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Ineffectiveness and discontinued hedges	€ (1)	€ (34)	€ (16)
Fair value hedges | Interest rate risk management
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	3,300
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	€ 28